UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Value Fund	September 30, 2014

T. Rowe Price Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.6%		
CONSUMER DISCRETIONARY 5.5%		
Auto Components 0.3%		
Johnson Controls	923,500	40,634
TRW Automotive Holdings (1)	212,800	21,546
		62,180
Hotels, Restaurants & Leisure 1.1%		
Carnival	5,567,500	223,646
		223,646
Media 1.8%		
Comcast, Class A	2,393,900	128,074
Time Warner	718,900	54,068
Time Warner Cable, Class A	392,000	56,248
Twenty-First Century Fox, Class A	1,038,400	35,607
Viacom, Class B	1,568,700	120,696
		394,693
Multiline Retail 1.1%		
JC Penney (1)	11,307,800	113,530
Kohl's	2,101,700	128,267
		241,797
Specialty Retail 1.2%		
Lowe's	4,692,500	248,327
		248,327
Total Consumer Discretionary		1,170,643
CONSUMER STAPLES 6.8%		
Beverages 1.0%		
Dr Pepper Snapple	2,074,700	133,424

PepsiCo	908,600	84,582
		218,006
Food & Staples Retailing 1.2%		
Rite Aid (1)	10,912,700	52,818
Sysco	5,231,700	198,543
		251,361
Food Products 2.8%		
Archer-Daniels-Midland	1,512,600	77,294
Bunge Limited	2,506,000	211,080
ConAgra	3,739,100	123,540
Ingredion	2,436,100	184,632
		596,546
Household Products 0.4%		
Energizer	429,300	52,894
Procter & Gamble	539,100	45,144
		98,038
Personal Products 0.3%		
Avon	5,726,200	72,150
		72,150
Tobacco 1.1%		
Philip Morris International	2,765,600	230,651
		230,651
Total Consumer Staples		1,466,752
ENERGY 10.4%		
Energy Equipment & Services 0.2%		
National Oilwell Varco	384,400	29,253
		29,253
Oil, Gas & Consumable Fuels 10.2%		
Anadarko Petroleum	1,282,500	130,097

Apache	3,719,100	349,112
Chesapeake Energy	8,311,800	191,088
Cimarex Energy	603,352	76,342
Concho Resources (1)	584,100	73,240
CONSOL Energy	329,500	12,475
Eni (EUR)	6,370,991	151,249
Marathon Oil	4,443,000	167,012
Phillips 66	6,704,400	545,135
Pioneer Natural Resources	1,218,100	239,929
Royal Dutch Shell, ADR	2,114,100	160,947
Spectra Energy	2,452,300	96,277
		2,192,903
Total Energy		2,222,156
FINANCIALS 22.9%		
Banks 10.8%		
Bank of America	27,266,800	464,899
Barclays (GBP)	28,598,659	105,355
Citigroup	9,055,700	469,266
JPMorgan Chase	9,969,200	600,545
PNC Financial Services Group	2,151,600	184,134
Royal Bank of Scotland (GBP) (1)	2,970,082	17,704
U.S. Bancorp	1,852,000	77,469
UniCredit (EUR)	7,555,790	59,169
Wells Fargo	6,524,700	338,436
		2,316,977
Capital Markets 4.6%		
Ameriprise Financial	808,700	99,777
Bank of New York Mellon	3,978,700	154,095
Invesco	2,434,300	96,106
Morgan Stanley	11,074,100	382,832
State Street	3,609,300	265,681
		998,491

Consumer Finance 0.8%		
Discover Financial	2,715,900	174,877
		174,877
Diversified Financial Services 0.6%		
IntercontinentalExchange	644,000	125,612
		125,612
Insurance 4.1%		
Allstate	1,199,400	73,607
Marsh & McLennan	3,786,600	198,191
MetLife	8,521,600	457,780
XL Group	4,234,200	140,449
		870,027
Real Estate Investment Trusts 2.0%		
Digital Realty Trust, REIT	813,700	50,758
Weyerhaeuser, REIT	11,651,600	371,220
		421,978
Total Financials		4,907,962
HEALTH CARE 19.6%		
Biotechnology 0.6%		
Amgen	858,600	120,599
		120,599
Health Care Equipment & Supplies 0.8%		
Covidien	2,004,200	173,383
		173,383
Health Care Providers & Services 4.6%		
Aetna	394,400	31,946
Cigna	2,528,200	229,283
HCA Holdings (1)	3,384,600	238,682
UnitedHealth Group	3,264,800	281,589

WellPoint	1,755,800	210,029
		991,529
Life Sciences Tools & Services 3.7%		
Agilent Technologies	6,180,200	352,148
Thermo Fisher Scientific	3,704,100	450,789
		802,937
Pharmaceuticals 9.9%		
AbbVie	3,789,000	218,853
Hospira (1)	4,256,400	221,460
Johnson & Johnson	4,109,700	438,053
Merck	9,664,400	572,906
Novartis (CHF)	1,752,904	165,085
Pfizer	16,938,200	500,862
		2,117,219
Total Health Care		4,205,667
INDUSTRIALS & BUSINESS SERVICES 13.8%		
Aerospace & Defense 5.7%		
Boeing	3,010,200	383,439
Honeywell International	3,760,500	350,178
Textron	3,389,600	121,992
United Technologies	3,529,400	372,705
		1,228,314
Airlines 2.7%		
American Airlines	16,503,900	585,558
		585,558
Commercial Services & Supplies 0.2%		
Republic Services	1,284,500	50,121
		50,121

Industrial Conglomerates 4.8%		
3M	1,234,400	174,890
GE	33,498,000	858,219
		1,033,109
Machinery 0.4%		
Terex	2,257,600	71,724
		71,724
Total Industrials & Business Services		2,968,826
INFORMATION TECHNOLOGY 6.9%		
Communications Equipment 0.7%		
Cisco Systems	4,286,300	107,886
QUALCOMM	589,300	44,062
		151,948
IT Services 2.2%		
Western Union (2)	8,551,400	137,165
Xerox	25,054,900	331,476
		468,641
Semiconductor & Semiconductor Equipment 3.0%		
Micron Technology (1)	7,588,200	259,972
NXP Semiconductors (1)	1,427,500	97,684
Texas Instruments	5,953,900	283,941
		641,597
Software 0.2%		
Microsoft	660,500	30,621
		30,621
Technology Hardware, Storage & Peripherals 0.8%		
Seagate Technology	1,602,500	91,775

Western Digital	878,700	85,515
		177,290
Total Information Technology		1,470,097
MATERIALS 4.4%		
Chemicals 2.1%		
Celanese, Series A	4,313,200	252,409
Lyondellbasell Industries, Class A	1,937,000	210,474
		462,883
Construction Materials 0.5%		
Holcim (CHF)	860,434	62,434
Vulcan Materials	732,500	44,118
		106,552
Metals & Mining 0.3%		
Steel Dynamics	2,631,200	59,491
		59,491
Paper & Forest Products 1.5%		
International Paper	5,366,500	256,197
West Fraser Timber (CAD)	1,372,800	67,111
		323,308
Total Materials		952,234
TELECOMMUNICATION SERVICES 0.2%		
Diversified Telecommunication Services 0.2%		
Windstream Holdings (2)	4,596,800	49,554
Total Telecommunication Services		49,554
UTILITIES 9.1%		
Electric Utilities 3.6%		
American Electric Power	3,055,200	159,512

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1994. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2014, the value of loaned securities was $107,229,000; the value of cash collateral and related investments was $110,170,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $16,734,621,000. Net unrealized gain aggregated $4,864,806,000 at period-end, of which $5,084,885,000 related to appreciated investments and $220,079,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014